PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 98.3%
Aerospace & Defense 0.2%
Lockheed Martin Corp.	1,236	$574,060
Air Freight & Logistics 1.3%
United Parcel Service, Inc. (Class B Stock)	18,093	3,253,302
Automobiles 2.5%
Tesla, Inc.*	36,569	6,008,652
Banks 0.3%
Western Alliance Bancorp	21,566	800,530
Beverages 0.2%
PepsiCo, Inc.	3,099	591,568
Biotechnology 1.9%
AbbVie, Inc.	3,759	568,060
Amgen, Inc.	5,535	1,326,961
Vertex Pharmaceuticals, Inc.*	8,042	2,740,151
		4,635,172
Broadline Retail 5.7%
Amazon.com, Inc.*	91,340	9,631,803
MercadoLibre, Inc. (Brazil)*	3,303	4,219,550
		13,851,353
Chemicals 0.4%
CF Industries Holdings, Inc.	13,539	969,122
Construction & Engineering 0.4%
WillScot Mobile Mini Holdings Corp.*	19,670	893,018
Consumer Finance 1.5%
American Express Co.	23,051	3,719,048
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	8,502	4,278,376
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp. (Class A Stock)	28,993	2,188,102

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
CDW Corp.	11,068	$1,877,022
Keysight Technologies, Inc.*	12,846	1,858,045
		5,923,169
Energy Equipment & Services 1.1%
Schlumberger NV	53,496	2,640,028
Entertainment 2.2%
Netflix, Inc.*	12,318	4,064,078
ROBLOX Corp. (Class A Stock)*	39,431	1,403,743
		5,467,821
Financial Services 7.2%
Adyen NV (Netherlands), 144A*	1,162	1,867,162
FleetCor Technologies, Inc.*	2,808	600,687
Mastercard, Inc. (Class A Stock)	8,784	3,338,184
Shift4 Payments, Inc. (Class A Stock)*(a)	23,217	1,573,416
Visa, Inc. (Class A Stock)(a)	36,128	8,408,069
WEX, Inc.*	10,395	1,843,553
		17,631,071
Food Products 0.2%
Darling Ingredients, Inc.*	10,100	601,657
Ground Transportation 0.3%
Uber Technologies, Inc.*	19,866	616,839
Health Care Equipment & Supplies 0.2%
Insulet Corp.*	1,829	581,695
Health Care Providers & Services 3.0%
Cigna Group (The)	2,317	586,873
UnitedHealth Group, Inc.	13,532	6,658,962
		7,245,835
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. (Class A Stock)*	21,032	2,516,899
Marriott International, Inc. (Class A Stock)	3,399	575,587

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	2,017	$596,528
Starbucks Corp.	10,578	1,208,960
		4,897,974
Interactive Media & Services 7.3%
Alphabet, Inc. (Class A Stock)*	126,317	13,558,867
Meta Platforms, Inc. (Class A Stock)*	15,974	3,838,871
Pinterest, Inc. (Class A Stock)*	21,183	487,209
		17,884,947
IT Services 0.7%
Gartner, Inc.*	1,993	602,803
Snowflake, Inc. (Class A Stock)*(a)	7,535	1,115,783
		1,718,586
Leisure Products 0.2%
Brunswick Corp.	7,049	597,685
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	16,801	2,275,359
Danaher Corp.	11,155	2,642,731
Mettler-Toledo International, Inc.*	400	596,600
Thermo Fisher Scientific, Inc.	1,072	594,853
		6,109,543
Machinery 0.8%
Caterpillar, Inc.	3,498	765,362
Otis Worldwide Corp.	7,118	607,165
Parker-Hannifin Corp.	1,854	602,328
		1,974,855
Media 0.3%
Trade Desk, Inc. (The) (Class A Stock)*	9,901	637,030
Oil, Gas & Consumable Fuels 0.5%
Cheniere Energy, Inc.	8,184	1,252,152

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.3%
Delta Air Lines, Inc.*	17,747	$608,900
Personal Care Products 1.4%
L’Oreal SA (France), ADR	35,035	3,339,536
Pharmaceuticals 5.5%
AstraZeneca PLC (United Kingdom), ADR	23,318	1,707,344
Eli Lilly & Co.	13,446	5,322,734
Merck & Co., Inc.	8,479	979,070
Novo Nordisk A/S (Denmark), ADR	32,777	5,476,709
		13,485,857
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	26,915	2,063,304
Semiconductors & Semiconductor Equipment 12.7%
Advanced Micro Devices, Inc.*	13,625	1,217,666
Applied Materials, Inc.	11,100	1,254,633
ASML Holding NV (Netherlands)	2,847	1,813,140
Broadcom, Inc.	10,543	6,605,189
Enphase Energy, Inc.*	3,928	644,978
Lam Research Corp.	4,850	2,541,788
Lattice Semiconductor Corp.*	20,578	1,640,067
Monolithic Power Systems, Inc.	1,303	601,947
NVIDIA Corp.	44,795	12,430,165
ON Semiconductor Corp.*	23,518	1,692,355
QUALCOMM, Inc.	5,154	601,987
		31,043,915
Software 14.4%
Adobe, Inc.*	15,184	5,732,871
Atlassian Corp. (Class A Stock)*	13,911	2,054,098
Cadence Design Systems, Inc.*	20,659	4,327,027
Microsoft Corp.	63,511	19,514,390
Palo Alto Networks, Inc.*	3,219	587,339
Salesforce, Inc.*	11,999	2,380,242
Synopsys, Inc.*	1,612	598,568
		35,194,535

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 0.5%
American Tower Corp.	3,263	$666,925
SBA Communications Corp.	2,335	609,178
		1,276,103
Specialty Retail 3.8%
Home Depot, Inc. (The)	1,984	596,271
Lowe’s Cos., Inc.	12,810	2,662,302
TJX Cos., Inc. (The)	46,889	3,695,791
Tractor Supply Co.	2,406	573,591
Ulta Beauty, Inc.*	3,111	1,715,499
		9,243,454
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	103,981	17,643,496
Dell Technologies, Inc. (Class C Stock)	14,094	612,948
		18,256,444
Textiles, Apparel & Luxury Goods 4.0%
Deckers Outdoor Corp.*	3,332	1,597,161
Lululemon Athletica, Inc.*	1,749	664,498
LVMH Moet Hennessy Louis Vuitton SE (France)	7,960	7,656,575
		9,918,234
Trading Companies & Distributors 0.5%
Core & Main, Inc. (Class A Stock)*	23,244	605,739
Watsco, Inc.	1,697	587,807
		1,193,546

Total Common Stocks (cost $153,165,406)		240,978,916

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Preferred Stock 0.4%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $880,475)	8,528	$1,067,867

Total Long-Term Investments (cost $154,045,881)		242,046,783

Short-Term Investments 5.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	3,396,081	3,396,081
PGIM Institutional Money Market Fund (cost $10,200,684; includes $10,158,463 of cash collateral for securities on loan)(b)(wi)	10,209,841	10,203,715

Total Short-Term Investments (cost $13,596,765)		13,599,796

TOTAL INVESTMENTS 104.2% (cost $167,642,646)		255,646,579
Liabilities in excess of other assets (4.2)%		(10,412,297)

Net Assets 100.0%		$245,234,282

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,128,824; cash collateral of $10,158,463 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).